Stockholders' Equity - Common Stock Warrants (Details) - $ / shares	Dec. 31, 2021	Feb. 19, 2018	Dec. 11, 2017
Warrant Issued on December 11, 2017
Class of Warrant or Right [Line Items]
Exercise Price Per Share (in dollars per share)			$ 0.01
Outstanding Warrants (in shares)	4,738,051		4,738,051
Warrant Issued on February 19, 2018
Class of Warrant or Right [Line Items]
Exercise Price Per Share (in dollars per share)		$ 0.01
Outstanding Warrants (in shares)	4,738,051	4,738,051